INVENTORIES, NET	6 Months Ended
Jun. 30, 2013
INVENTORIES, NET [Abstract]
INVENTORIES, NET
NOTE 3- INVENTORIES, NET

Inventories are summarized as follows (in thousands):

Inventory
	June 30, 2013	December 31, 2012

Work in Process	$2,183	$2,155
Parts and supplies	3,981	4,178
Finished goods	6,134	7,144
	12,298	13,477
Less - inventory reserve	(2,913)	(2,325)
Inventories, net	$9,385	$11,152

 Changes in the Company's inventory reserve are as follows (in thousands):

Provision
	June 30, 2013	December 31, 2012
Balance opening period	$2,325	$1,577
Current provision for Jonway Auto	415	-
Current provision for inventory ZAP-net	173	748
Balance end of period	$2,913	$2,325